Organization, Consolidation and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Principal Activities
Schedule of Company's principal subsidiaries, VIE and subsidiaries of the VIE

As of December 31, 2024, the Company’s principal subsidiaries, VIE and subsidiaries of the VIE are as follows:

Percentage of
	Date of		direct or indirect
	incorporation/	Place of	ownership by the
Entity	acquisition	incorporation	Company	Principal activities
Subsidiaries of the Company
Quhuo Investment Limited (“Quhuo BVI”)	June 14, 2019	BVI	100%	Investment holding
Quhuo Technology Investment (Hong Kong) Limited (“Quhuo HK”)	June 17, 2019	Hong Kong	100%	Investment holding
Quhuo International Trade (HK) Limited (“Quhuo International”)	January 11, 2023	Hong Kong	90.1%	Vehicle export
Beijing Quhuo Information Technology Co., Ltd. (“WFOE”)	July 31, 2019	PRC	100%	Development of computer software and applications
Variable interest entity
Beijing Quhuo Technology Co., Ltd. (“Beijing Quhuo” or the “VIE”)	March 3, 2012	PRC	Nil	Development of computer software and applications; Investment holding
Subsidiaries of the VIE
Shanghai Quhuo Network Technology Co., Ltd. (“Shanghai Quhuo”)	April 4, 2014	PRC	Nil	On-demand delivery
Ningbo Xinying Network Technology Co., Ltd. (“Ningbo Xinying”)	December 15, 2016	PRC	Nil	Bike-sharing maintenance
Nantong Runda Marketing Planning Co., Ltd. (“Nantong Runda”)	February 28, 2018	PRC	Nil	On-demand delivery
Shanghai Yijida Network Technology Co., Ltd. (“Shanghai Yijida”)	September 7, 2015	PRC	Nil	On-demand delivery
Ningbo Dagong Network Technology Co., Ltd. (“Ningbo Dagong”)	January 5, 2018	PRC	Nil	Bike-sharing maintenance
Jiangxi Youke Automobile Rental Service Co., Ltd. (“Jiangxi Youke”)	April 8, 2018	PRC	Nil	Ride-hailing
Hainan Xinying Technology Co., Ltd. (“Hainan Xinying”)	June 29, 2020	PRC	Nil	On-demand delivery
Hainan Quhuo Technology Co., Ltd. (“Hainan Quhuo”)	July 8, 2020	PRC	Nil	On-demand delivery
Haikou Chengtu Network Technology Co., Ltd (“Haikou Chengtu”)	September 1, 2020	PRC	Nil	B&B Operation
Lailai Information Technology (Shenzhen) Co., Ltd. (“Shenzhen Lailai”)	November 1, 2020	PRC	Nil	Hotel Cleaning
Hainan Quxing Holdings Co., Ltd. (“Hainan Quxing”)	November 5, 2020	PRC	Nil	Freight service

Schedules of financial position, financial performance, and cash flows of the VIEs

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	43,690	50,397	6,904
Restricted cash	1,271	1,916	262
Accounts receivable, net	475,992	280,309	38,402
Prepayments and other current assets	66,777	102,237	14,006
Amounts due from a related party	253	—	—
Total current assets	587,983	434,859	59,574
Non-current assets:
Property and equipment, net	14,517	8,781	1,203
Intangible assets, net	82,818	57,985	7,944
Right-of-use assets, net	6,217	4,647	637
Goodwill	65,481	65,481	8,971
Deferred tax assets	21,974	31,064	4,256
Other non-current assets	141,383	225,643	30,913
Total non-current assets	332,390	393,601	53,924
Total assets	920,373	828,460	113,498
LIABILITIES:
Current liabilities:
Accounts payable	247,188	145,750	19,968
Accrued expenses and other current liabilities	58,345	32,165	4,407
Short-term debt	92,653	102,848	14,090
Short-term lease liabilities	3,906	2,818	386
Inter-group balance due to Parent and WFOE	44,054	43,306	5,933
Amounts due to a related party	—	1,350	185
Total current liabilities	446,146	328,237	44,969
Non-current liabilities:
Deferred tax liabilities	4,689	599	82
Long-term debt	7,533	4,706	645
Long-term lease liabilities	1,434	1,635	224
Other non-current liabilities	54,484	62,352	8,542
Total non-current liabilities	68,140	69,292	9,493
Total liabilities	514,286	397,529	54,462

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Revenue	3,820,378	3,547,932	2,933,604	401,902
Net income	61,939	22,230	24,272	3,325

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	114,059	(74,965)	(53,786)	(7,369)
Net cash provided by investing activities	39,767	2,552	13,646	1,869
Net cash (used in)/provided by financing activities	(82,140)	24,221	47,598	6,521
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(306)	(6)	(105)	(14)
Net increase/(decrease) in cash, cash equivalents and restricted cash	71,380	(48,198)	7,353	1,007